Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The analysis of the employee benefit liabilities recorded in the consolidated financial statements is detailed below:
Assumptions: The Entity performs an annual evaluation of the reasonableness of the assumptions used in the calculations of the defined benefit obligations, the post-employment and other long-term employee benefits.
The principal long-term assumptions used in determining the retirement plan, seniority premium and the current service cost are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Financial:
Discount rate	9.60%	11.40%	9.80%
Rate of salary increase	5.00%	5.00%	5.00%
Rate of minimum wage increase	4.00%	5.00%	5.00%
Inflation rate	4.00%	4.00%	4.00%
Biometric:
Mortality	EMSSA-09	EMSSA-09	EMSSA-09
Incapacity	EMSSIH-97	EMSSIH-97	EMSSIH-97
Retirement age	65 years	65 years	65 years
Rotation	20% / 100%	20% / 100%	20% / 100%
In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (“IRR”), which includes a yield curve. In this case, the expected rates were taken from a yield curve of the Federation Treasury Certificate (known in Mexico as CETES), because there is no deep market for high quality corporate obligations in Mexican pesos.
Balance of liabilities for defined benefit obligations:

	December 31, 2025	December 31, 2024	December 31, 2023

Seniority premium
Net defined benefit liability	$99,674	$58,160	$40,453

Retirement plan
Net defined benefit liability	3,563,204	2,182,265	1,479,337

Employee benefit liability	$3,662,878	$2,240,425	$1,519,790
Considering the materiality of labor liabilities, Vesta does not include sensitivity analysis of the actuarial assumptions.
Vesta presents a maturity analysis to facilitate understanding of the effect of the defined benefit plan on the timing, amount and uncertainty in the entity's future cash flows:
Based on our assumptions, the benefit amounts expected to be paid in the following years are as follows:

Assumption	Seniority premium	Retirement Plan

2026	28,938	2,404,063
2027	9,354	258,547
2028	7,328	132,533
2029	6,182	114,640
2030	12,953	491,415
2031 onwards	34,919	162,006